Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Significant Accounting Policies [Line Items]
Cash	$ 124,083	$ 668,089
Marketable Securities held in trust account	240,134,175	235,193,585
Federal deposit insurance corporation	250,000	250,000
Forward purchase derivative liability	$ 1,057,124
Public Placement Warrants [Member]
Significant Accounting Policies [Line Items]
Warrants issued (in Shares)	11,500,000	11,500,000
Private Placement Warrants [Member]
Significant Accounting Policies [Line Items]
Warrants issued (in Shares)	6,850,000	6,850,000